CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net loss	$ (22,599)	$ (37,066)	$ (31,506)
Adjustments required to reconcile net loss to net cash used in operating activities:
Stock-based compensation	2,166	2,633	3,084
Depreciation	1,394	1,593	1,484
Increase (decrease) in Severance pay, net	46	(33)	101
Gain from sale of marketable securities			(383)
Loss from property and equipment sales and disposals	52
Decrease (increase) in interest receivables from short-term bank deposits	(288)	247	303
Decrease in trade receivable			7,800
Decrease (increase) in other accounts receivable and prepaid expenses	(179)	422	206
Decrease (increase) in long-term prepaid expenses	(666)	(18)	9
Increase (decrease) in trade payables and other accounts payable and accrued expenses	2,691	1,564	(605)
Increase in deferred participation in R&D expenses	4,092
Decrease in deferred revenues			(312)
Net cash used in operating activities	(13,291)	(30,658)	(19,819)
Cash flows from investing activities:
Proceeds from maturity of short-term bank deposits	27,400	71,560	69,000
Investment in short-term and long-term bank deposits	(62,403)	(24,900)	(50,561)
Purchase of property and equipment	(158)	(385)	(2,599)
Proceeds from sale of property and equipment	2
Proceeds from sale of marketable securities			369
Net cash provided by (used in) investing activities	(35,159)	46,275	16,209
Cash flows from financing activities:
Proceeds from issuance of ordinary shares, net	27,711
Proceeds from exercise of options	685	201	2,458
Net cash provided by financing activities	28,396	201	2,458
Increase (decrease) in cash, cash equivalents and restricted cash	(20,054)	15,818	(1,152)
Cash, cash equivalents and restricted cash at the beginning of the year	26,520	10,702	11,854
Cash and cash equivalents and restricted cash at the end of the year	6,466	26,520	10,702
Supplemental disclosure of non-cash investing and financing activities:
Change in receivables from foreign currency derivative contracts	17	(10)	7
Changes in other accounts payable from foreign currency derivative contracts			19
Purchase of property and equipment	15	33	143
Cash paid (received) during the year for:
Income taxes			20
Interest payments received from bank short-term deposits and cash equivalents	$ 355	$ 640	$ (1,032)